UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page

       Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       Investcorp Silverback Arbitrage Master Fund, Limited

Address:    c/o Paget-Brown Trust Company Limited
                West Wind Building, Harbour Drive, P.O. Box 1111
                George Town, Grand Cayman, Cayman Islands

13F File Number: 028-12814

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Elliot Bossen
Title:    Director
Phone:    (919) 969-9300

Signature, Place and Date of Signing:

/s/ Elliot Bossen       Chapel Hill, North Carolina       July 31, 2012
-----------------       ---------------------------       -------------
   [Signature]                 [City, State]                 [Date]

Report Type: (Check only one):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

Form 13-F File Number                Name
---------------------                ----
     028-10791                       Silverback Asset Management, LLC